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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Lawrence A. Oberman          Northbrook, IL         02/13/09
   -------------------------------    ------------------   ---------------
             [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          25
                                        --------------------

Form 13F Information Table Value Total:        148932
                                        --------------------
                                             (thousands)

List of Other Included Managers: NONE

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

        COLUMN 1               COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE OF              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER             CLASS      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
-----------------------------  --------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
AeroGrow International         Common    00768M103        54   272463  sh            Sole                272463     0     0
Ambassadors Group Inc.         Common    023177108      8658   941037  sh            Sole                941037     0     0
Ambassadors Group Inc.         Common    023177108        46     5000  sh           Other                  5000     0     0
Balchem Corp.                  Common    057665200     14797   594021  sh            Sole                594021     0     0
Berkshire Hathaway Inc. Del    Class B   084670207        64       20  sh           Other                    20     0     0
Blackbaud Inc.                 Common    09227Q100      4485   332243  sh            Sole                332243     0     0
CoStar Group Inc.              Common    22160N109      1136    34500  sh            Sole                 34500     0     0
Cogent Inc.                    Common    19239Y108      7569   557802  sh            Sole                557802     0     0
Dynamex Inc.                   Common    26784F103      7963   539887  sh            Sole                539887     0     0
Immersion Corp.                Common    452521107       278    47200  sh            Sole                 47200     0     0
Liquidity Services Inc.        Common    53635B107     11199  1344436  sh            Sole               1344436     0     0
NVE Corp                       Com New   629445206     12165   465555  sh            Sole                465555     0     0
Perficient Inc.                Common    71375U101      2930   612999  sh            Sole                612999     0     0
Pure Cycle                     Com New   746228303      3357  1306108  sh            Sole               1306108     0     0
Repligen Corp.                 Common    759916109      2648   700402  sh            Sole                700402     0     0
Scientific Learning Corp.      Common    808760102     10039  5132555  sh            Sole               5132555     0     0
Surmodics Inc.                 Common    868873100     14959   591965  sh            Sole                591965     0     0
Surmodics Inc.                 Common    868873100       177     7000  sh           Other                  7000     0     0
Surmodics Inc.                 Common    868873900      6434   254600  sh   Call     Sole                254600     0     0
Universal Technical Institute  Common    913915104     24365  1419061  sh            Sole               1419061     0     0
Universal Technical Institute  Common    913915104       216    12600  sh           Other                 12600     0     0
Websense Inc.                  Common    947684106     12561   839072  sh            Sole                839072     0     0
Websense Inc.                  Common    947684106        76     5100  sh           Other                  5100     0     0
X-Rite Inc.                    Common    983857103      2733  1834205  sh            Sole               1834205     0     0
X-Rite Inc.                    Common    983857103        23    15500  sh           Other                 15500     0     0